Subsequent Events - Additional Information (Detail) - Office Space [Member] $ in Millions		1 Months Ended	3 Months Ended
	Jan. 17, 2018 USD ($) ft² Option	Aug. 31, 2015	Mar. 31, 2018
Subsequent Event [Line Items]
Term of lease		5 years
Lease renewal term		5 years
Lease Agreements [Member] | Cambridge, Massachusetts [Member] | U.S. REIF Central Plaza Massachusetts, LLC [Memebr]
Subsequent Event [Line Items]
Area of office space | ft²	7,800
Term of lease	7 years
Lease expiration date	Dec. 01, 2018
Lease renewal term	5 years
Number of renewal options | Option	2
Operating lease, option to extend	the Company has two consecutive options to extend the Lease Term for an additional period of five years (the “Option Terms”), subject to certain conditions, upon notice to the Landlord.		the Company has two consecutive options to extend the Lease Term for an additional period of five years (the “Option Terms”), subject to certain conditions, upon notice to the Landlord.
Operating leases annual base rent initial	$ 0.5
Operating leases annual base rent final	$ 0.6
Operating lease percentage of annual base rent	100.00%